Document and Entity Information	Mar. 16, 2026
Cover [Abstract]
Entity Registrant Name	SOLENO THERAPEUTICS INC
Amendment Flag	false
Entity Central Index Key	0001484565
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Mar. 16, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-36593
Entity Tax Identification Number	77-0523891
Entity Address, Address Line One	100 Marine Parkway
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	(650)
Local Phone Number	213-8444
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value
Trading Symbol	SLNO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false